THE COMMERCE FUNDS

The Growth Fund

The MidCap Growth Fund

The Bond Fund

The Short-Term Government Fund

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated June 21, 2012 to the

Prospectus dated March 1, 2012 (the “Prospectus”)

Effective July 1, 2012, Commerce Investment Advisors, Inc. has entered into a Fee Reduction Commitment to reduce the management fee rate of the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds. Accordingly, the expenses in the fee tables below have been restated to reflect the management fee reduction.

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Growth Fund – Summary – Fees and Expenses of the Fund” section on page 2 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.65%
Other Expenses (2)	0.41%

Total Annual Fund Operating Expenses (1)	1.06%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	1.06%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	Commerce Investment Advisors, Inc. (“Commerce” or the “Adviser”) has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 1.13% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$108	$337	$585	$1,294

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce MidCap Growth Fund – Summary – Fees and Expenses of the Fund” section on page 10 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.65%
Other Expenses (2)	0.44%

Total Annual Fund Operating Expenses (1)	1.09%

(1)	“Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Bond Fund – Summary – Fees and Expenses of the Fund” section on page 14 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.43%
Other Expenses (2)	0.31%

Total Annual Fund Operating Expenses (1)	0.74%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.74%

(1)	“Management Fees,” Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.88% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$76	$237	$411	$918

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Short-Term Government Fund – Summary – Fees and Expenses of the Fund” section on page 19 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.47%
Other Expenses (2)	0.33%

Total Annual Fund Operating Expenses (1)	0.80%
Less Fee Waiver and/or Expense Reimbursement (3)	0.12%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.68%

(1)	“Management Fees,” “ Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.68% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$243	$432	$979

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce National Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 24 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.41%
Other Expenses (2)	0.28%

Total Annual Fund Operating Expenses (1)	0.69%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.69%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Missouri Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 29 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.37%
Other Expenses (2)	0.29%

Total Annual Fund Operating Expenses (1)	0.66%
Less Fee Waiver and/or Expense Reimbursement (3)	0.00%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.66%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

The following replaces in its entirety the table and its accompanying footnotes in the “Commerce Kansas Tax-Free Intermediate Bond Fund – Summary – Fees and Expenses of the Fund” section on page 34 of the Prospectus:

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees (1)	0.49%
Other Expenses (2)	0.36%

Total Annual Fund Operating Expenses (1)	0.85%
Less Fee Waiver and/or Expense Reimbursement (3)	0.15%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)	0.70%

(1)	“Management Fees,” “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” have been restated to reflect reduced Management Fees effective July 1, 2012.

(2)	“Other Expenses” have been restated to reflect current expenses.

(3)	The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes and extraordinary expenses, during the current fiscal year to 0.70% of the Fund’s average daily net assets through March 1, 2013. After this date, the Adviser or the Fund may terminate the contractual arrangement.

Example:  This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$256	$457	$1,035

The following is added after the “Actual Rate Paid in Fiscal Year 2011” chart on page 65 in the “Service Providers – Investment Adviser and Co-Administrator: Commerce Investment Advisors, Inc. (The “Adviser”)” section of the Prospectus.

Effective July 1, 2012, the Adviser entered into a Fee Reduction Commitment to reduce the advisory fees for the Growth, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds by implementing breakpoints as set forth in the table below:

	Contractual Advisory Fees
Fund	First $100 Million	Next $100 Million	In Excess of $200 Million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free
Intermediate Bond, Missouri Tax-Free
Intermediate Bond and Kansas Tax-Free
Intermediate Bond	0.50	0.35	0.25

	First $400 million	Next $300 million	In Excess of $700 million
Bond	0.50%	0.35%	0.25%

This Supplement should be retained with the Prospectuses for future reference.

00087009 CMC